Other Accounts Payable (Details) - Schedule of advances received from customers relate mainly to construction projects - PEN (S/) S/ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Other Accounts Payable (Details) - Schedule of advances received from customers relate mainly to construction projects [Line Items]
Total		S/ 365,730	S/ 322,680
Current		350,194	315,644
Non-current		15,536	7,036
Vial y Vives - DSD S.A. - Quebrada Blanca Project [Member]
Other Accounts Payable (Details) - Schedule of advances received from customers relate mainly to construction projects [Line Items]
Total	[1]	91,107	120,642
Current	[1]	91,107	120,642
Non-current	[1]
Cumbra Peru S.A. - Jorge Chávez Airport [Member]
Other Accounts Payable (Details) - Schedule of advances received from customers relate mainly to construction projects [Line Items]
Total	[2]	88,114	22,820
Current	[2]	88,114	22,820
Non-current	[2]
Viva Inmobiliaria S.A.C. - Real estate projects [Member]
Other Accounts Payable (Details) - Schedule of advances received from customers relate mainly to construction projects [Line Items]
Total	[3]	85,741	80,188
Current	[3]	85,741	80,188
Non-current	[3]
Proyecto Especial de Infraestructura de Transporte Nacional [Member]
Other Accounts Payable (Details) - Schedule of advances received from customers relate mainly to construction projects [Line Items]
Total		33,879	19,582
Current		32,995	12,765
Non-current		884	6,817
Cumbra Peru S.A. - San Gabriel – Buenaventura Project [Member]
Other Accounts Payable (Details) - Schedule of advances received from customers relate mainly to construction projects [Line Items]
Total	[4]	33,206
Current	[4]	18,743
Non-current	[4]	14,463
Vial y Vives - DSD S.A. - Minera Spence [Member]
Other Accounts Payable (Details) - Schedule of advances received from customers relate mainly to construction projects [Line Items]
Total	[5]	12,536
Current	[5]	12,536
Non-current	[5]
Vial y Vives - DSD S.A. - Refineria ENAP [Member]
Other Accounts Payable (Details) - Schedule of advances received from customers relate mainly to construction projects [Line Items]
Total	[6]	9,472	3,443
Current	[6]	9,472	3,443
Non-current	[6]
Cumbra Peru S.A. - Concentrator Plant and Quellaveco Tunnel [Member]
Other Accounts Payable (Details) - Schedule of advances received from customers relate mainly to construction projects [Line Items]
Total		5,984	10,841
Current		5,984	10,841
Non-current
Cumbra Ingenieria S.A. - Mina Gold Fields La Cima S.A. Project [Member]
Other Accounts Payable (Details) - Schedule of advances received from customers relate mainly to construction projects [Line Items]
Total		1,986
Current		1,986
Non-current
Vial y Vives - DSD S.A. - Modernization and expansion - Arauco Plant [Member]
Other Accounts Payable (Details) - Schedule of advances received from customers relate mainly to construction projects [Line Items]
Total			52,063
Current			52,063
Non-current
Cumbra Peru S.A. - Piura Gas Pipeline Project [Member]
Other Accounts Payable (Details) - Schedule of advances received from customers relate mainly to construction projects [Line Items]
Total			5,745
Current			5,745
Non-current
Cumbra Peru S.A. - Machu Picchu [Member]
Other Accounts Payable (Details) - Schedule of advances received from customers relate mainly to construction projects [Line Items]
Total			4,748
Current			4,748
Non-current
Others [Member]
Other Accounts Payable (Details) - Schedule of advances received from customers relate mainly to construction projects [Line Items]
Total		3,705	2,608
Current		3,516	2,389
Non-current		S/ 189	S/ 219

[1]	Corresponds to advances received from Minera Teck for the construction and assembly of the Pebble crushing mill project, the advances are applied against reimbursable invoices through the approved PDEs. The balance at December 31, 2022 is S/91.1 million (S/120.6 million at December 31, 2021).
[2]	The movement is due to the advance received in 2022 in Consorcio Inti Punku, for the LAP3 EPC project, corresponding to the construction of the Jorge Chavez airport terminal, for S/88 million and the amortization of the entire balance of 2021 S/22.8 million.
[3]	As of December 31, 2022, advances from customers for the sale of real estate correspond to the following real estate projects: a) Parques de Comas S/74.8 million, b) Parques de Huancayo S/3.6 million, c) Parques de Carabayllo S/5.2 million, d) Parques del Callao S/1.5 million, e) other minor S/0.6 million (S/58.9 million, S/6.2 million, S/9 million, S/3.9 million, S/2.1 million, as of December 31, 2021, respectively).
[4]	The balance is due to advances received during the fourth quarter of 2022 corresponding to an earthmoving project in the mining sector valued at US$ 87.3 million (approximately S/333.1 million), which started operations at the end of 2022. The balance as of December 31, 2022 is US$ 8.7 million (equivalent to S/33.2 million).
[5]	Design and construction project for improvements to the Ripios plant of Minera Spence, lump sum EPC contract. The balance at December 31, 2022 is S/12.5 million.
[6]	Corresponds to the contract for the construction and assembly of two tanks to increase crude oil storage capacity at the BIOBIO refinery. The balance at December 31, 2022 is S/9.4 million (S/3.4 million at December 31, 2021).